Commitments and Contingencies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	$ 7,785	$ 0
Operating lease asset obtained in exchange for lease liability:
Operating lease	$ 81,668	$ 0
Remaining lease term Operating lease	2.83 years
Discount rate Operating lease	12.00%